Fair Value Measurements And Disclosure (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements And Disclosure
Fixed income investments - maturities under 1 year	$ 106
Fixed income investments - maturities between 1 to 3 years	279
Fixed income investments - maturities between 3 to 5 years	109
Fixed income investments - maturities for 5 or more years	265
Anticipated reclassification of holding gains (losses) during the next 12 months - cash flow hedges	44
Collateral received from counterparty	1,600	543
Collateral submitted to counterparty	8	22
Collateral contingently payable to the counterparty	$ 54